Summary of Significant Accounting Policies - Consolidation and Property and Equipment - Additional Information (Detail)	12 Months Ended
Sep. 30, 2018
Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life of assets	3 years
Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life of assets	10 years